Premises and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Premises and Equipment
(4)	Premises and Equipment:

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2017 and December 31, 2016 consisted of the following:

	2017	2016
Land	$6,555	6,555
Land improvements	1,153	1,132
Buildings	22,467	22,397
Furniture and equipment	6,957	6,932

	37,132	37,016
Less accumulated depreciation	14,432	13,555

Premises and equipment, net	$22,700	23,461

Depreciation expense was approximately $1,225,000, $1,320,000 and $1,266,000 for the years ended December 31, 2017, 2016 and 2015, respectively.